Employees' Retirement Benefits (Amounts Recognized in the Consolidated Balance Sheets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Liability for employees' retirement benefits	¥ (1,535,964)	¥ (1,447,781)
Other assets	885,444	916,884
Accumulated other comprehensive loss (income)	303,708	189,606	341,917	26,428
Pension Plans, Defined Benefit [Member]
Liability for employees' retirement benefits	(1,008,046)	(1,030,355)
Other assets	39	34
Accumulated other comprehensive loss (income)	310,145	251,293
Net amount recognized	(697,862)	(779,028)
NTT CDBP [Member]
Liability for employees' retirement benefits	(527,918)	(417,426)
Accumulated other comprehensive loss (income)	182,711	110,186
Net amount recognized	¥ (345,207)	¥ (307,240)